Long-Term Debt (Schedule Of Long-Term Debt) (Details) In Millions, unless otherwise specified			12 Months Ended					12 Months Ended			0 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 5.80% Due May 1, 2014 [Member]	Dec. 31, 2013 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] 5.80% Due January 18, 2018 [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] 5.80% Due January 18, 2018 [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] 5.80% Due January 18, 2018 [Member] USD ($)	Feb. 28, 2014 United States Of America Dollars [Member]	Dec. 31, 2014 United States Of America Dollars [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 5.80% Due May 1, 2014 [Member]	Feb. 28, 2014 United States Of America Dollars [Member] 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 5.90% Due December 1, 2017 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 5.90% Due December 1, 2017 [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 6.50% Due May 15, 2019 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 6.50% Due May 15, 2019 [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 3.90% Due November 15, 2021 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 3.90% Due November 15, 2021 [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 8.125% Due September 15, 2030 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 8.125% Due September 15, 2030 [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 7.20% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 7.20% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 7.375% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 7.375% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 6.50% Due August 15, 2034 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 6.50% Due August 15, 2034 [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 6.625% Due August 15, 2037 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 6.625% Due August 15, 2037 [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 6.50% Due February 1, 2038 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 6.50% Due February 1, 2038 [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] 5.15% Due November 15, 2041 [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] 5.15% Due November 15, 2041 [Member] USD ($)
Debt Instrument [Line Items]
Revolving credit and term loan borrowings	$ 1,300											$ 1,277
Unsecured Debt					647	750	705	647	750	705		6,677	6,400		1,000	1,000	700	700	500	500	600	600	300	300	350	350	500	500	750	750	500	500	800	800	400	400
Total Principal	7,324	7,105				750						6,677
Increase In Value Of Debt Acquired	34	40
Debt Discounts	(18)	(21)
Current Portion of Long-Term Debt		(1,000)		(1,000)
Long-Term Debt	$ 7,340	$ 6,124
Debt Instrument, Interest Rate, Stated Percentage			5.80%					5.80%	5.80%					5.80%	5.80%		5.90%		6.50%		3.90%		8.125%		7.20%		7.375%		6.50%		6.625%		6.50%		5.15%
Debt Instrument, Maturity Date			May 01, 2014					Jan. 18, 2018	Jan. 18, 2018		May 01, 2014			May 01, 2014			Dec. 01, 2017		May 15, 2019		Nov. 15, 2021		Sep. 15, 2030		Nov. 01, 2031		Nov. 01, 2031		Aug. 15, 2034		Aug. 15, 2037		Feb. 01, 2038		Nov. 15, 2041